Segment Information (Total Revenue) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total revenue	$ 1,607.3	$ 1,436.2	$ 1,564.9	$ 1,552.1	$ 2,014.1	$ 1,861.5	$ 1,884.5	$ 1,887.9	$ 6,160.5	$ 7,648.0	$ 8,496.8
Operating Segments [Member]
Total revenue									6,065.8	7,347.5	7,916.2
Operating Segments [Member] | EMEA Segment [Member]
Total revenue									2,229.2	2,614.1	2,792.6
Operating Segments [Member] | South Latin America Segment [Member]
Total revenue									2,309.6	3,028.9	3,288.0
Operating Segments [Member] | North Latin America Segment [Member]
Total revenue									901.0	1,003.6	1,079.5
Operating Segments [Member] | Asia Pacific Segment [Member]
Total revenue									626.0	700.9	756.1
Other operating segments and business activities [Member]
Total revenue									$ 94.7	$ 300.5	$ 580.6